Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) service	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 2,111	$ 5,535	$ 7,385	$ 3,840
Contract assets	3,300		3,077	0
Deferred revenue, noncurrent	23,303		28,991	23,520
Deferred revenue, current	19,123		12,150	4,119
Cost of revenue	17,441	2,381	37,872	3,168
Research and development expenses	10,803	17,831	$ 48,079	137,135
Intangible asset, useful life			3 years
Launch Services
Disaggregation of Revenue [Line Items]
Revenue	$ 1,800	4,600	$ 6,000	0
Number of performance obligations to be completed by December 31, 2024 | service	7
Number of performance obligations remaining | service	3
Engineering Services
Disaggregation of Revenue [Line Items]
Revenue	$ 300	40	1,400	$ 2,000
Number of performance obligations to be completed by December 31, 2024 | service	2
Number of performance obligations remaining | service	2
Customer A | Launch Services
Disaggregation of Revenue [Line Items]
Revenue		$ 4,600	4,600
Seven Other Customers
Disaggregation of Revenue [Line Items]
Provision for contract losses	$ 11,600		600
Seven Other Customers | Inventories
Disaggregation of Revenue [Line Items]
Provision for contract losses	$ 5,800
Seven Other Customers | Net Contract Cost
Disaggregation of Revenue [Line Items]
Provision for contract losses			$ 200